Victory Pioneer Disciplined Growth Fund
Schedule of Investments | November 30, 2025

Schedule of Investments  |  11/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.5% of Net Assets
	Aerospace & Defense — 0.9%
64,747	HEICO Corp.	$ 20,518,972
	Total Aerospace & Defense	$20,518,972

	Biotechnology — 2.2%
46,406(a)	Alnylam Pharmaceuticals, Inc.	$ 20,939,779
126,969(a)	Natera, Inc.	30,321,467
	Total Biotechnology	$51,261,246

	Broadline Retail — 7.1%
706,602(a)	Amazon.com, Inc.	$ 164,793,718
	Total Broadline Retail	$164,793,718

	Capital Markets — 1.2%
306,657	Charles Schwab Corp.	$ 28,436,304
	Total Capital Markets	$28,436,304

	Chemicals — 1.2%
78,013	Sherwin-Williams Co.	$ 26,812,288
	Total Chemicals	$26,812,288

	Commercial Services & Supplies — 1.7%
500,277(a)	Copart, Inc.	$ 19,500,797
94,430	Republic Services, Inc.	20,496,976
	Total Commercial Services & Supplies	$39,997,773

	Communications Equipment — 2.8%
325,633(a)	Arista Networks, Inc.	$ 42,553,721
59,865	Motorola Solutions, Inc.	22,130,893
	Total Communications Equipment	$64,684,614

	Construction Materials — 2.1%
415,059	CRH Plc	$ 49,790,478
	Total Construction Materials	$49,790,478

	Consumer Finance — 1.7%
105,558	American Express Co.	$ 38,557,171
	Total Consumer Finance	$38,557,171

	Consumer Staples Distribution & Retail — 1.2%
301,409(a)	BJ’s Wholesale Club Holdings, Inc.	$ 26,894,725
	Total Consumer Staples Distribution & Retail	$26,894,725

	Electrical Equipment — 4.9%
125,975	Eaton Corp. Plc	$ 43,573,493
1Victory Pioneer Disciplined Growth Fund | 11/30/25

Shares		Value
	Electrical Equipment — (continued)
76,572	GE Vernova, Inc.	$ 45,925,588
138,202	Vertiv Holdings Co., Class A	24,839,046
	Total Electrical Equipment	$114,338,127

	Electronic Equipment, Instruments & Components — 2.2%
263,838(a)	Keysight Technologies, Inc.	$ 52,226,732
	Total Electronic Equipment, Instruments & Components	$52,226,732

	Entertainment — 2.1%
155,064(a)	Live Nation Entertainment, Inc.	$ 20,383,163
273,210(a)	Netflix, Inc.	29,391,932
	Total Entertainment	$49,775,095

	Financial Services — 3.0%
400,166(a)	Toast, Inc., Class A	$ 13,681,676
171,253	Visa, Inc., Class A	57,273,853
	Total Financial Services	$70,955,529

	Ground Transportation — 1.9%
516,345(a)	Uber Technologies, Inc.	$ 45,200,841
	Total Ground Transportation	$45,200,841

	Health Care Equipment & Supplies — 3.3%
84,586(a)	Intuitive Surgical, Inc.	$ 48,508,379
106,108	ResMed, Inc.	27,145,610
	Total Health Care Equipment & Supplies	$75,653,989

	Hotels, Restaurants & Leisure — 0.7%
145,343(a)	Airbnb, Inc., Class A	$ 17,003,677
	Total Hotels, Restaurants & Leisure	$17,003,677

	Interactive Media & Services — 11.6%
548,350	Alphabet, Inc., Class A	$ 175,570,703
99,092	Meta Platforms, Inc., Class A	64,206,661
1,186,149(a)	Pinterest, Inc., Class A	30,982,212
	Total Interactive Media & Services	$270,759,576

	Oil, Gas & Consumable Fuels — 1.4%
160,813	Cheniere Energy, Inc.	$ 33,523,078
	Total Oil, Gas & Consumable Fuels	$33,523,078

	Pharmaceuticals — 4.6%
100,316	Eli Lilly & Co.	$ 107,886,848
	Total Pharmaceuticals	$107,886,848

Victory Pioneer Disciplined Growth Fund | 11/30/252

Schedule of Investments  |  11/30/25
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — 16.5%
349,737(a)	Advanced Micro Devices, Inc.	$ 76,078,289
33,706	ASML Holding NV	35,728,360
290,484	Broadcom, Inc.	117,053,433
883,279	NVIDIA Corp.	156,340,383
	Total Semiconductors & Semiconductor Equipment	$385,200,465

	Software — 15.2%
154,040(a)	Autodesk, Inc.	$ 46,726,493
146,471(a)	Datadog, Inc., Class A	23,436,825
206,975	Microsoft Corp.	101,833,770
296,213	Oracle Corp.	59,820,215
244,406(a)	Palo Alto Networks, Inc.	46,468,913
50,526(a)	ServiceNow, Inc.	41,047,828
83,189(a)	Synopsys, Inc.	34,773,834
	Total Software	$354,107,878

	Specialty Retail — 1.3%
192,675	TJX Cos., Inc.	$ 29,271,186
	Total Specialty Retail	$29,271,186

	Technology Hardware, Storage & Peripherals — 5.4%
315,439	Apple, Inc.	$ 87,960,165
422,962(a)	Pure Storage, Inc., Class A	37,626,700
	Total Technology Hardware, Storage & Peripherals	$125,586,865

	Textiles, Apparel & Luxury Goods — 0.6%
325,224(a)	On Holding AG, Class A	$ 14,306,604
	Total Textiles, Apparel & Luxury Goods	$14,306,604

	Trading Companies & Distributors — 2.7%
174,074	Ferguson Enterprises, Inc.	$ 43,809,203
24,549	United Rentals, Inc.	20,011,854
	Total Trading Companies & Distributors	$63,821,057

	Total Common Stocks (Cost $1,504,311,596)	$2,321,364,836

3Victory Pioneer Disciplined Growth Fund | 11/30/25

Shares		Value

	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
8,673,781(b)	Dreyfus Government Cash Management, Institutional Shares, 3.86%	$ 8,673,781
		$8,673,781

	TOTAL SHORT TERM INVESTMENTS (Cost $8,673,781)	$8,673,781

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $1,512,985,377)	$2,330,038,617
	OTHER ASSETS AND LIABILITIES — 0.1%	$3,345,001
	net assets — 100.0%	$2,333,383,618

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,321,364,836	$—	$—	$2,321,364,836
Open-End Fund	8,673,781	—	—	8,673,781
Total Investments in Securities	$2,330,038,617	$—	$—	$2,330,038,617
During the period ended November 30, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Disciplined Growth Fund | 11/30/254